Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended						3 Months Ended					12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 28, 2012 Segment	Dec. 30, 2011	Sep. 28, 2012 Group Segment	Sep. 30, 2011	Sep. 24, 2010	Sep. 19, 2011 Unit	Dec. 28, 2012 Standby Letters of Credit	Sep. 28, 2012 Standby Letters of Credit	Dec. 28, 2012 Tax Sharing Agreement 2012	Dec. 28, 2012 Fair Value, Inputs, Level 1	Sep. 28, 2012 Fair Value, Inputs, Level 1	Sep. 28, 2012 Accrued And Other Current Liabilities	Sep. 30, 2011 Accrued And Other Current Liabilities	Sep. 28, 2012 Dealer Intangibles	Sep. 28, 2012 Other Intangible Assets	Sep. 28, 2012 Other Intangible Assets Minimum	Sep. 28, 2012 Other Intangible Assets Maximum	Dec. 30, 2011 Selling, general and administrative expenses	Sep. 28, 2012 Selling, general and administrative expenses	Sep. 30, 2011 Selling, general and administrative expenses	Sep. 24, 2010 Selling, general and administrative expenses	Sep. 28, 2012 Separation Costs And Interest Expense	Dec. 30, 2011 Interest expense	Jun. 29, 2012 Interest expense	Sep. 28, 2012 Interest expense	Sep. 30, 2011 Interest expense	Sep. 24, 2010 Interest expense	Dec. 28, 2012 Separation Costs	Sep. 28, 2012 Separation Costs
Accounting Policies [Line Items]
Number of separate, publicly traded companies after separation						3
Number of operating segments	1		1
Refund policy number of months			6 months
Advertising costs																			$ 155	$ 152	$ 113
Separation costs	6	0	7	0	0																	10			3			6	7
Property and equipment, depreciation expense			38	35	28
Subscriber system assets accumulated depreciation			2,080	1,821
Subscriber system assets depreciation expense			287	272	209
Number of security system asset categories			2
Amortization of deferred subscriber acquisition costs			111	102	98
Subscriber System Assets Useful Life			15 years
Subscriber System Asset Accelerated Method Declining Balance Rate Percentage			240.00%
Subscriber System Asset Accelerated Depreciation Percentage First Five Years			58.00%
Subscriber System Asset Accelerated Depreciation Percentage Second Five Years			25.00%
Subscriber System Asset Accelerated Depreciation Percentage Third Five Years			17.00%
Charge Back Policy Number Of Months Low End Of Range														12 months
Charge Back Policy Number Of Months High End Of Range														15 months
Finite-lived intangible asset, useful life			14 years											15 years	11 years	4 years	24 years
Dealer Intangibles Accelerated Method Declining Balance Rate Percentage														300.00%
Dealer Intangibles Accelerated Amortization Percentage First Five Years														67.00%
Dealer Intangibles Accelerated Amortization Percentage Second Five Years														22.00%
Dealer Intangibles Accelerated Amortization Percentage Final Five Years														11.00%
Payroll-related accruals												38	44
Customer advances												39	36
Money market funds, at carrying value	331		187
Money market funds, at fair value										331	187
Number of common shares received relating to separation, conversion ratio			0.5
Allocated general corporate expenses																		15	52	67	69
Allocated Interest Expense																							21	64		87	102
Fiscal reporting period			P52W	P53W	P52W
Other income	6	0							6
Letters of credit outstanding, amount							$ 16	$ 0